Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Unrecognized Tax Benefits, Beginning Balance	$ 13.1
Additions based on tax positions related to current year	3.4
Additions for tax positions of prior years	3.0
Decreases resulting from settlements with tax authorities	3.0
Unrecognized Tax Benefits, Period Increase (Decrease), Total	3.4
Unrecognized Tax Benefits, Ending Balance	16.5
Gross accrued interest and penalties on unrecognized tax benefits	1.8	$ 0.7
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates	17.0	13.2
Unrecognized income tax benefits that, if recognized, would affect the effective tax rates , interest and penalties	$ 1.2	$ 0.5